Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

These unaudited interim financial statements should be read in conjunction with the audited financial statements and accompanying notes for the year ended December 31, 2023. The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2023, are applied consistently in these interim financial statements.

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and its subsidiary. Intercompany accounts and transactions have been eliminated upon consolidation.

b.	Use of estimate in preparation of the consolidated financial statements:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

c.	Consolidated financial statements in United States dollars:

The Company’s functional currency is the U.S. dollar (“dollar” or “$”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in currencies other than dollars have been re-measured to dollars. All transaction gains and losses from re-measurement of monetary balance sheet items denominated in currencies other than dollars are reflected in the statements of comprehensive loss as financial expenses, net.

d.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less as of the date acquired and that are exposed to insignificant risk of change in value.

e.	Fair value measurements:

The carrying values of Company’s financial assets and liabilities, including cash and cash equivalents, other current assets, related parties, accounts payable and accrued expenses approximate their fair value due to the short-term maturity of these instruments.

f.	Research and development expenses:

Research and development expenses are charged to the statements of comprehensive loss as incurred.

g.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances in respect of deferred tax assets are provided for, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. As of December 31, 2023, and 2022, the Company had a full valuation allowance on its deferred tax assets.

h.	Basic and diluted net loss per share:

Earnings or loss per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. EPS is computed pursuant to ASC 260-10-45. Pursuant to ASC 260-10-45-10 through 260-10-45-16 Basic EPS is computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Loss available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) from loss from operating loss (if that amount appears in the statements of comprehensive loss) and also from net loss.

The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common stock had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The net loss per share and the weighted average number of shares used in computing basic and diluted net loss per share is as follows:

	For the Year Ended December 31,
	2023	2022
Numerator:
Net loss applicable to common stockholders	$(1,284)	$(3,358)

Denominator:
Number of shares of common stock used in computing basic and diluted net loss per share	16,716,905	14,341,518
Net loss of shares of common, basic and diluted	$(0.07)	$(0.23)

i.	Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 requires lessees to recognize their leases contracts as assets and liabilities in the consolidated financial statements. Furthermore, the ASU requires the Company to continue recognizing expenses but recognize expenses on their statements of comprehensive loss in a manner similar to current lease accounting. The amendments in this ASU are effective January 1, 2019. In July 2018, the FASB issued ASU 2018-11, Leases - Targeted Improvements, to allow a company to elect an optional modified retrospective transition method that applies the new lease requirements through a cumulative-effect adjustment in the period of adoption.

Effective January 2019, the Company adopted the new lease accounting standard. The Company elected to apply the practical expedients permitted under the transition guidance within the new standard. As such, there was no impact on the Company’s consolidated financial statements as a result of adopting ASU 2016-02. See note 5a for more details.